Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of remuneration granted to the management board
The remuneration granted to the Management Board in fiscal year 2022 is broken down as follows:

	Short-term employee benefits		Equity-settled share-based payments
Year	Basic remuneration in € thousand	Short-term variable remuneration in € thousand	Number of stock options granted	Recognized as expense in € thousand	Total in € thousand
2022	1,380	488	108,000	1,818	3,686
2021	713	113	100,000	332	1,158

Summary annual remuneration for the supervisory board
The annual remuneration for the Supervisory Board is as follows:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Dr. Manfred Krischke	151	80	40
Peter Müller-Brühl	121	50	20
Steve Geskos	101	32	0
Wincent Wobbe	67	19	0
Hans Koenigsmann	66	12	0
Dr. Gerd Gruppe	0	39	30
Thomas Hanke	0	16	11
Dr. Thomas Billeter	0	15	20
Thomas Mayrhofer	0	0	9
Total	506	263	130

Summary of detailed information about board member's share holdings explanatory
Based on available information, the board members have the following shareholdings:

Number of shares	December 31, 2022	December 31, 2021	Change
Peter Müller-Brühl	4,445	4,445	0
Joachim Horwath	220,527	220,527	0
Bulent Altan	1,136	1,136	0
Stefan Berndt-von Bülow	174	174	0